Consolidated statements of changes in equity - USD ($)	SHARE CAPITAL	ADDITIONAL PAID IN CAPITAL	TREASURY SHARES	OTHER RESERVES	RETAINED EARNINGS	Common shares	Total
Beginning Balance at Dec. 31, 2021	$ 32,890	$ 300,019,846	$ (3,571,790)	$ (26,150)	$ 61,838,062		$ 358,292,858
Beginning Balance (in shares) at Dec. 31, 2021						32,316,681
Acquisition of common stock			(1,012,139)				(1,012,139)
Acquisition of common stock (in shares)						(122,573)
Profit for the year					84,559,995		84,559,995
Capital distribution		(19,594,997)					(19,594,997)
Other comprehensive loss for the year				(2,456)			(2,456)
Ending Balance at Dec. 31, 2022	32,890	280,424,849	(4,583,929)	(28,606)	146,398,057		422,243,261
Ending Balance (in shares) at Dec. 31, 2022						32,194,108
Profit for the year					145,251,024		145,251,024
Capital distribution		(159,360,835)					(159,360,835)
Other comprehensive loss for the year				(1,302)			(1,302)
Ending Balance at Dec. 31, 2023	32,890	121,064,014	(4,583,929)	(29,908)	291,649,081		408,132,148
Ending Balance (in shares) at Dec. 31, 2023						32,194,108
Profit for the year					108,863,270		108,863,270
Capital distribution		(106,562,497)					(106,562,497)
Other comprehensive loss for the year				(6,005)			(6,005)
Ending Balance at Dec. 31, 2024	$ 32,890	$ 14,501,517	$ (4,583,929)	$ (35,913)	$ 400,512,351		$ 410,426,916
Ending Balance (in shares) at Dec. 31, 2024						32,194,108